Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital [Abstract]
Schedule of Share Purchase Warrant Transactions
The following is a summary of option transactions:

	Number of options	Weighted average exercise price per share in CAD
Balance, April 1, 2023	1,431,668	$6.01
Options cancelled/forfeited	(104,667)	5.83
Balance, March 31, 2024	1,327,001	$6.02
Options granted to directors, officers and employees	330,000	4.41
Replacement options issued upon Adventus Acquisition	1,766,721	5.71
Options exercised	(934,222)	3.85
Options cancelled/forfeited	(38,334)	6.30
Option expired	(171,186)	9.17
Balance, March 31, 2025	2,279,980	$6.20

Schedule of Share Purchase Warrants Outstanding
The following table summarizes information about stock options outstanding as at March 31, 2025:

Exercise price in CAD	Number of options outstanding at March 31, 2025	Weighted average remaining contractual life (Years)	Number of options exercisable at March 31, 2025	Weighted average exercise price in CAD
$5.46	309,000	0.15	309,000	$5.46
9.45	360,000	0.62	360,000	9.45
9.96	41,956	0.66	41,956	9.96
12.52	35,525	0.67	35,525	12.52
7.49	49,096	1.65	49,096	7.49
9.07	224,989	1.84	224,989	9.07
7.99	126,875	1.88	126,875	7.99
3.93	310,000	2.07	240,334	3.93
6.21	15,225	2.17	15,225	6.21
3.75	10,150	2.49	10,150	3.75
3.65	20,162	2.65	20,162	3.65
4.93	5,075	2.74	5,075	4.93
5.13	256,708	2.81	256,708	5.13
4.08	60,000	2.90	40,000	4.08
2.67	150,220	3.82	150,220	2.67
4.41	304,999	4.00	46,666	4.41
$2.67 to $12.52	2,279,980	1.98	1,931,981	$6.54

Schedule of Fair Value of Stock Options Granted
The fair value of stock options granted during the year ended March 31, 2025 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year Ended March 31,
2025
Risk free interest rate	3.39%
Expected life of option in years	3.11 years
Expected volatility	50.14%
Expected dividend yield	0.68%
Estimated forfeiture rate	9.77%
Weighted average share price at date of grant	$5.08 CAD

	July 31, 2024	October 1, 2024	March 31, 2025
Risk free interest rate	3.43%	2.93%	2.44%
Expected life in years	1.27 years	1.11 years	1.34 years
Expected volatility	46.55%	47.91%	49.67%
Expected dividend yield	0.68%	0.80%	0.80%
Estimated forfeiture rate	—%	—%	—%
Share price at the date of valuation (in CAD)	$5.21	$5.90	$5.55

Schedule of Share Purchase Warrant Transactions
The following is a summary of share purchase warrant transactions:

	Number of warrants	Weighted average exercise price CAD
Balance, April 1, 2023 and 2024	—	$—
Warrants issued upon Adventus acquisition	2,787,020	5.46
Warrants exercised	(29,607)	6.47
Warrants expired	(1,387,164)	6.47
Balance, March 31, 2025	1,370,249	$4.41

Schedule of Derivative Liabilities Fair Value

Amount
Initial recognition on October 1, 2024	$2,771
Value of warrants exercised	(11)
Change in fair value	(897)
Foreign exchange impact	(123)
Balance, March 31, 2025	$1,740

Schedule of Share Purchase Warrants Outstanding
The following table summarizes information about share purchase warrants outstanding as at March 31, 2025:

	Exercise price CAD	Number of warrants outstanding at March 31, 2025	Expiry date
Warrants issued upon Adventus acquisition	4.41	1,370,249	August 3, 2026

Schedule of RSUs
The following is a summary of RSUs transactions:

	Number of units	Weighted average grant date closing price per share CAD
Balance, April 1, 2023	2,126,670	$5.29
Granted	1,056,000	5.28
Forfeited	(113,665)	5.04
Distributed	(928,755)	5.44
Balance, March 31, 2024	2,140,250	$5.23
Granted	1,044,750	4.41
Forfeited	(45,167)	4.64
Distributed	(941,960)	5.87
Balance, March 31, 2025	2,197,873	$4.58

Schedule of Earnings Per Share Basic and Diluted	Earnings per share (basic and diluted)

	For the years ended March 31,
	2025			2024
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Net income attributable to equity holders of the Company	58,190			36,306
Basic earnings per share	58,190	204,008,035	0.29	36,306	176,997,360	0.21
Effect of dilutive securities:
Stock options and RSUs		2,293,935			2,140,250
Diluted earnings per share	58,190	206,301,970	0.28	36,306	179,137,610	0.20